UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21800

Name of Fund: BlackRock World Investment Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock World Investment Trust,
               40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—99.0%
		Common Stocks—97.8%
		Australia—3.2%
951,200		Lion Nathan Ltd.	$6,819,412
321,800		QBE Insurance Group Ltd.	8,126,397
4,076,400		SP AusNet	4,680,766
302,400		St. George Bank Ltd.	8,828,754
		Total Australia	28,455,329
		Bermuda—0.5%
115,800		Accenture Ltd., Class A	4,878,654
		Brazil—2.1%
266,900		Cia Energetica de Minas Gerais (ADR)	5,436,753
243,300	[1]	Gerdau S.A. (ADR)	6,148,191
116,200		Petroleo Brasileiro S.A. (ADR)	7,541,380
		Total Brazil	19,126,324
		Canada—4.2%
127,700		Barrick Gold Corp.	4,194,421
62,000		Canadian Imperial Bank of Commerce	5,375,890
129,000		Potash Corp. of Saskatchewan	10,415,460
180,000		Teck Cominco Ltd., Class B	7,980,877
166,200		TELUS Corp.	9,258,780
		Total Canada	37,225,428
		Channel Islands—0.3%
69,100		Eurocastle Investment Ltd.	2,874,709
		China—2.4%
4,225,000		Datang Intl. Power Generation Co. Ltd.	3,619,624
5,352,800		Industrial & Commercial Bank of China	3,262,666
12,730		New World Department Store China Ltd.	9,890
97,200	[1]	PetroChina Co. Ltd. (ADR)	14,313,672
		Total China	21,205,852
		Denmark—1.0%
202,900		Danske Bank A/S	8,545,257
		Finland—1.5%
149,115		Fortum Oyj	4,810,481
126,300		Wartsila Oyj, B Shares	8,802,244
		Total Finland	13,612,725
		France—5.2%
44,600		Alstom S.A.	8,019,844
170,900		AXA S.A.	6,669,355
61,700		Schneider Electric S.A.	8,232,774
53,700		Societe Generale	9,229,932
98,200		Total S.A.	7,733,433
27,420		Unibail-Rodamco	6,469,934
		Total France	46,355,272
		Germany—5.1%
65,800		Bilfinger Berger AG	5,634,385
50,600		E.ON AG	7,962,293
96,000		Hannover Rueckversicherung AG	4,270,580
63,400		K+S AG	9,350,130
57,900		Linde AG	6,863,100
49,000		RWE AG	5,204,886
52,400		Siemens AG	6,632,050
		Total Germany	45,917,424
		Greece—0.7%
185,850		Piraeus Bank S.A.	6,589,730
		Hong Kong—2.0%
591,700		China Mobile Ltd.	6,798,792
377,500		Esprit Holdings Ltd.	5,044,824
2,317,000		New World Development Co. Ltd.	5,660,081
		Total Hong Kong	17,503,697
		Israel—0.8%
440,600	[1]	Partner Communications (ADR)	7,234,652
		Italy—3.9%
1,505,000		AEM S.p.A.	4,974,191
369,700		Credito Emiliano S.p.A.	5,083,185
422,000		Enel S.p.A.	4,356,319
279,200		Eni S.p.A.	9,771,073
528,000		Milano Assicurazioni S.p.A.	4,034,978
782,100		UniCredito Italiano S.p.A.	6,634,559
		Total Italy	34,854,305
		Japan—4.0%
103,200		Daito Trust Construction Co. Ltd.	5,123,446
56,400		Fanuc Ltd.	6,104,897
549		Mizuho Financial Group, Inc.	3,866,668
27,800		Nintendo Co. Ltd.	13,403,189
755		Sumitomo Mitsui Financial Group, Inc.	6,823,119
		Total Japan	35,321,319
		Luxembourg—0.7%
124,018		Oriflame Cosmetics S.A.	6,294,109
		Netherlands—4.4%
60,900		Akzo Nobel N.V.	5,015,601
71,900		InBev N.V.	5,840,258
218,600		ING Groep N.V.	9,228,103
62,600		Nutreco Holding N.V.	4,648,027
193,700		SBM Offshore N.V.	7,963,232
222,220		Unilever N.V.	6,716,222
		Total Netherlands	39,411,443
		Norway—2.1%
84,900		Fred Olsen Energy ASA	4,248,200
426,200		Orkla ASA	8,011,033
453,500		Storebrand ASA	6,788,320
		Total Norway	19,047,553
		Philippines—0.8%
126,500		Philippine Long Distance Telephone Co. (ADR)	7,230,740
		Singapore—2.8%
2,119,199		CapitaLand Ltd.	10,264,920
2,289,035		Singapore Telecommunications Ltd.	5,202,655
664,438		United Overseas Bank Ltd.	9,717,227
		Total Singapore	25,184,802
		South Africa—0.3%
578,600		Truworths Intl. Ltd.	2,919,632
		Spain—1.4%
162,700		Gestevision Telecinco S.A.	4,423,564
201,900		Repsol YPF S.A.	7,611,295
		Total Spain	12,034,859
		Sweden—3.1%
620,000		Atlas Copco AB	10,668,551
339,200		Nordea Bank AB	5,465,315
244,900		Skanska AB, B Shares	5,231,144
331,500		Svenska Cellulosa AB, B Shares	5,852,042
		Total Sweden	27,217,052
		Switzerland—2.6%
34,500		Alcon, Inc.	4,709,250
16,500		Nestle S.A.	6,338,932
34,100		Roche Holding AG	6,039,326
33,600		Syngenta AG	6,339,337
		Total Switzerland	23,426,845
		Taiwan—0.7%
650,033		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)
		United Kingdom—6.4%	6,597,835
449,200		Arriva Plc	7,127,759
1,490,800		Cobham Plc	5,736,558
239,753		De La Rue Plc	3,602,796
360,500		Diageo Plc	7,363,627
2,000,000		Legal & General Group Plc	5,637,929
330,100		National Express Group Plc	7,612,740

BlackRock World Investment Trust (BWC) (continued)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		United Kingdom— (cont'd)
250,000		Scottish & Southern Energy Plc	$7,304,720
183,333		Smiths Group Plc	3,858,376
295,800		United Utilities Plc	4,019,591
162,700		Vodafone Group Plc (ADR)	4,937,945
		Total United Kingdom	57,202,041
		United States—35.6%
80,900	[1]	Abbott Laboratories	4,100,821
477,200	[1]	Alaska Communications Systems Group, Inc.	6,857,364
61,800	[1]	AllianceBernstein Holding LP	5,186,256
97,200	[1]	Altria Group, Inc.	6,460,884
122,000		American Electric Power Co., Inc.	5,305,780
107,000	[1]	Aon Corp.	4,284,280
48,100		Apple, Inc.	6,337,656
187,100	[1]	Archer Daniels Midland Co.	6,286,560
115,900		AT&T, Inc.	4,538,644
61,200	[1]	Becton Dickinson & Co.	4,673,232
242,000		Bristol-Myers Squibb Co.	6,875,220
162,900	[1]	Broadcom Corp.	5,344,749
148,000	[1]	Chevron Corp.	12,618,480
163,200	[1]	Cisco Systems, Inc.	4,718,112
165,300	[1]	Citigroup, Inc.	7,698,021
100,700	[1]	Colgate-Palmolive Co.	6,646,200
168,600		ConocoPhillips	13,629,624
194,500	[1]	CVS Caremark Corp.	6,844,455
56,000		Diamond Offshore Drilling, Inc.	5,778,080
86,200	[1]	Dominion Resources, Inc.	7,259,764
215,300		Eagle Bulk Shipping, Inc.	5,666,696
145,700	[1]	Exxon Mobil Corp.	12,403,441
219,100		General Electric Co.	8,492,316
95,400	[1]	General Mills, Inc.	5,306,148
10,700	[1]	Google, Inc., Class A	5,457,000
112,400		HJ Heinz Co.	4,918,624
233,600		Host Hotels & Resorts, Inc.	4,933,632
44,700		Intl. Business Machines Corp.	4,946,055
50,900		Johnson & Johnson	3,079,450
127,900	[1]	Kellogg Co.	6,626,499
139,700	[1]	Loews Corp. - Carolina Group	10,587,863
173,900		McDonald's Corp.	8,324,593
204,400		Merck & Co., Inc.	10,148,460
91,200		MGM Mirage	6,667,632
217,800	[1]	Microsoft Corp.	6,314,022
52,000		Molson Coors Brewing Co.	4,624,880
180,000		Motorola, Inc.	3,058,200
105,600		Nike, Inc.	5,961,120
127,300		Occidental Petroleum Corp.	7,220,456
184,400		Pepco Holdings, Inc.	4,991,708
108,000		PepsiCo, Inc.	7,086,960
107,700		Procter & Gamble Co.	6,662,322
54,500		Public Service Enterprise Group, Inc.	4,695,175
106,400		St. Jude Medical, Inc.	4,590,096
102,200		Starwood Hotels & Resorts Worldwide, Inc.	6,434,512
76,700		Stryker Corp.	4,788,381
61,500		Sunoco, Inc.	4,103,280
58,900		Textron, Inc.	6,649,221
82,700	[1]	Waters Corp.	4,818,102
211,400		Yum! Brands, Inc.	6,773,256
		Total United States	317,774,282
		Total Common Stocks (cost $779,904,451)	874,041,870
		Preferred Stocks—1.2%
		Germany—0.7%
111,900		Henkel KGaA, 1.38%	6,099,378
		Italy—0.5%
1,500,600		Unipol S.p.A., 3.56%	4,762,805
		Total Preferred Stocks (cost $9,351,382)	10,862,183
		Total Long-Term Investments (cost $789,255,833)	884,904,053
		MONEY MARKET FUND—1.0%
8,456,991	[2]	Fidelity Institutional Money Market Prime Portfolio, 4.99% (cost $8,456,991)	8,456,991
Contracts
		OUTSTANDING CALL OPTIONS PURCHASED—0.0%
254,000		BAE Systems Plc, strike price 4.50 GBP, expires 11/06/07	67,274
125,000		BAE Systems Plc, strike price 4.50 GBP, expires 11/27/07	39,454
154,000		Credito Emiliano S.p.A., strike price 12 EUR, expires 11/06/07	3,477
19,800		Deutsche Bank AG, strike price 110 EUR, expires 11/06/07	60,740
15,000		Deutsche Bank AG, strike price 110 EUR, expires 11/12/07	48,864
195		Nippon Commercial Investment Corp., strike price 654,700 JPY, expires 11/20/07	5,598
55,000		UBS AG, strike price 82 CHF, expires 11/06/07	8,846
20,000		Zimmer Holdings, Inc., strike price $90, expires 11/16/07	19,940
		Total Outstanding Call Options Purchased (cost $369,984)	254,193
		Total Investments before outstanding options written (cost $797,082,8083)	893,615,237
		OUTSTANDING CALL OPTIONS WRITTEN—(2.2)%
(345)		Abbott Laboratories, strike price $58, expires 11/02/07	(17,836)
(100)		Abbott Laboratories, strike price $60, expires 11/19/07	(4,500)
(380)		Accenture Ltd., Class A, strike price $42.25, expires 08/10/07	(29,275)
(310)		Accenture Ltd., Class A, strike price $45, expires 11/19/07	(46,500)
(1,150,000)		AEM S.p.A., strike price 2.87 EUR, expires 11/06/07	(20,454)
(80)		Akzo Nobel N.V., strike price 62 EUR, expires 09/21/07	(23,532)
(25,000)		Akzo Nobel N.V., strike price 65.51 EUR, expires 11/06/07	(54,295)
(955)		Alaska Communications Systems Group, Inc., strike price $15.75, expires 10/26/07	(27,934)
(155,000)		Alaska Communications Systems Group, Inc., strike price $16.49, expires 11/16/07	(103,463)
(131,200)		Alaska Communications Systems Group, Inc., strike price $16.70, expires 11/02/07	(70,612)
(44)		Alcon, Inc., strike price $135, expires 08/20/07	(22,880)
(133)		Alcon, Inc., strike price $140, expires 11/19/07	(99,750)
(17,200)		Alstom S.A., strike price 117.01 EUR, expires 08/02/07	(395,373)
(9,500)		Alstom S.A., strike price 121.43 EUR, expires 11/06/07	(216,516)
(29,600)		Altria Group, Inc., strike price $72.50, expires 11/02/07	(29,180)
(280)		Altria Group, Inc., strike price $73, expires 11/23/07	(39,724)
(625)		American Electric Power Co., Inc., strike price $47.50, expires 11/19/07	(68,750)

BlackRock World Investment Trust (BWC) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(58,800)	Aon Corp., strike price $43.52, expires 11/16/07	$(69,037)
(14,400)	Apple, Inc., strike price $107.40, expires 08/17/07	(356,161)
(12,100)	Apple, Inc., strike price $146.06, expires 11/16/07	(60,104)
(9,600)	Apple, Inc., strike price $160, expires 11/02/07	(39,593)
(615)	Archer Daniels Midland Co., strike price $39.50, expires 11/02/07	(23,413)
(415)	Archer Daniels Midland Co., strike price $40, expires 12/24/07	(31,125)
(360,000)	Arriva Plc, strike price 7.63 GBP, expires 11/06/07	(462,120)
(270)	AT&T, Inc., strike price $41.25, expires 11/09/07	(34,609)
(72,000)	AT&T, Inc., strike price $41.50, expires 11/16/07	(91,454)
(9,200)	AT&T, Inc., strike price $41.72, expires 09/21/07	(4,661)
(105,755)	Atlas Copco AB, strike price 113.34 SEK, expires 08/02/07	(77,092)
(169,000)	Atlas Copco AB, strike price 114 SEK, expires 11/06/07	(245,698)
(125,000)	Atlas Copco AB, strike price 117.33 SEK, expires 11/06/07	(149,965)
(21,800)	AXA S.A., strike price 34 EUR, expires 08/17/07	(1,169)
(25,000)	AXA S.A., strike price 34 EUR, expires 11/27/07	(23,074)
(34,000)	AXA S.A., strike price 34.83 EUR, expires 11/06/07	(18,956)
(21,800)	AXA S.A., strike price 35 EUR, expires 11/12/07	(12,637)
(43,000)	BAE Systems Plc, strike price 4.53 GBP, expires 11/06/07	(11,424)
(211,000)	BAE Systems Plc, strike price 4.55 GBP, expires 11/06/07	(53,528)
(125,000)	BAE Systems Plc, strike price 4.60 GBP, expires 11/27/07	(34,224)
(35,000)	Barrick Gold Corp., strike price 34.65 CAD, expires 08/17/07	(36,273)
(350)	Barrick Gold Corp., strike price 36 CAD, expires 10/22/07	(57,415)
(41,500)	Becton Dickinson & Co., strike price $77.84, expires 11/16/07	(121,661)
(13,500)	Bilfinger Berger AG, strike price 66.50 EUR, expires 11/12/07	(46,914)
(26,000)	Bilfinger Berger AG, strike price 74.37 EUR, expires 11/01/07	(22,930)
(121,000)	Bristol-Myers Squibb Co., strike price $33.43, expires 11/16/07	(24,188)
(315)	Broadcom Corp., strike price $35, expires 08/20/07	(11,025)
(500)	Broadcom Corp., strike price $35, expires 11/19/07	(97,500)
(9,000)	Canadian Imperial Bank of Commerce, strike price 107.05 CAD, expires 08/17/07	—
(840,000)	CapitaLand Ltd., strike price 8.36 SGD, expires 11/07/07	(87,176)
(323,000)	CapitaLand Ltd., strike price 8.40 SGD, expires 11/20/07	(36,782)
(315)	Chevron Corp., strike price $80.88, expires 08/03/07	(139,441)
(500)	Chevron Corp., strike price $83, expires 11/02/07	(314,670)
(295,000)	China Mobile Ltd., strike price 90.34 HKD, expires 11/07/07	(228,591)
(50,000)	Cia Energetica de Minas Gerais (ADR), strike price $20.02, expires 11/16/07	(104,325)
(96,300)	Cia Energetica de Minas Gerais (ADR), strike price $22.79, expires 11/02/07	(84,224)
(180)	Cisco Systems, Inc., strike price $27.25, expires 11/02/07	(53,703)
(320)	Cisco Systems, Inc., strike price $28.50, expires 11/09/07	(74,675)
(40,000)	Cisco Systems, Inc., strike price $30.16, expires 11/16/07	(64,360)
(26,700)	Citigroup, Inc., strike price $55.25, expires 11/16/07	(7,265)
(26,000)	Citigroup, Inc., strike price $56, expires 11/16/07	(5,645)
(149,000)	Cobham Plc, strike price 2.16 GBP, expires 08/01/07	(3)
(745,400)	Cobham Plc, strike price 2.21 GBP, expires 11/06/07	(16,351)
(250)	Colgate-Palmolive Co., strike price $70, expires 11/19/07	(32,500)
(46,000)	ConocoPhillips, strike price $81.63, expires 11/16/07	(245,990)
(46,500)	ConocoPhillips, strike price $82.80, expires 11/02/07	(205,939)
(154,000)	Credito Emiliano S.p.A., strike price 12.43 EUR, expires 11/06/07	(2,254)
(67,000)	Credito Emiliano S.p.A., strike price 12.50 EUR, expires 08/01/07	(1)
(910)	CVS Caremark Corp., strike price $40, expires 11/19/07	(40,950)
(49,000)	Danske Bank A/S, strike price 235.15 DKK, expires 11/06/07	(58,814)
(62,000)	Danske Bank A/S, strike price 237 DKK, expires 11/12/07	(80,863)
(2,160,000)	Datang Intl. Power Generation Co. Ltd., strike price 5.45 HKD, expires 11/07/07	(407,425)
(191,404)	De La Rue Plc, strike price 7.37 GBP, expires 08/03/07	(42,259)
(14,000)	Deutsche Bank AG, strike price 110 EUR, expires 11/06/07	(42,947)
(15,000)	Deutsche Bank AG, strike price 112.25 EUR, expires 11/12/07	(38,627)
(5,800)	Deutsche Bank AG, strike price 120.13 EUR, expires 11/06/07	(5,725)
(216,000)	Diageo Plc, strike price 10.93 GBP, expires 11/06/07	(62,386)
(225)	Diamond Offshore Drilling, Inc., strike price $111.50, expires 11/02/07	(104,324)
(7,000)	Dominion Resources, Inc., strike price $91.73, expires 11/16/07	(10,286)
(22,000)	Dominion Resources, Inc., strike price $92, expires 11/16/07	(31,002)
(148)	Dominion Resources, Inc., strike price $95, expires 10/22/07	(11,100)
(60)	E.ON AG, strike price 125 EUR, expires 08/17/07	(3,858)
(18,500)	E.ON AG, strike price 125.19 EUR, expires 11/06/07	(79,929)
(430)	Eagle Bulk Shipping, Inc., strike price $22.50, expires 09/24/07	(193,500)
(51,500)	Eagle Bulk Shipping, Inc., strike price $23.34, expires 11/16/07	(180,786)
(67,000)	Eagle Bulk Shipping, Inc., strike price $28, expires 11/02/07	(74,718)
(340)	Enel S.p.A., strike price 8.20 EUR, expires 12/21/07	(27,585)
(107,500)	Enel S.p.A., strike price 8.46 EUR, expires 11/06/07	(5,045)
(167,000)	Eni S.p.A., strike price 26.70 EUR, expires 11/06/07	(174,652)

BlackRock World Investment Trust (BWC) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(150,000)	Esprit Holdings Ltd., strike price 101.47 HKD, expires 11/07/07	$(167,823)
(57,600)	Esprit Holdings Ltd., strike price 106.89 HKD, expires 11/20/07	(45,986)
(41,000)	Eurocastle Investment Ltd., strike price 40 EUR, expires 08/01/07	(1)
(977)	Exxon Mobil Corp., strike price $89, expires 11/02/07	(322,753)
(480)	Exxon Mobil Corp., strike price $95, expires 10/22/07	(62,400)
(28,000)	Fanuc Ltd., strike price 13,502 JPY, expires 09/11/07	(37,827)
(82,000)	Fortum Oyj, strike price 24.72 EUR, expires 08/01/07	(1)
(43,000)	Fred Olsen Energy ASA, strike price 329.66 NOK, expires 11/06/07	(33,384)
(55,000)	General Electric Co., strike price $40.25, expires 11/16/07	(58,069)
(55,000)	General Electric Co., strike price $41.34, expires 11/02/07	(31,306)
(128,300)	Gerdau S.A. (ADR), strike price $25, expires 11/01/07	(264,426)
(115,000)	Gerdau S.A. (ADR), strike price $25.70, expires 11/16/07	(217,166)
(81,000)	Gestevision Telecinco S.A., strike price 21.98 EUR, expires 08/01/07	(1)
(3,600)	Google, Inc., strike price $521.08, expires 11/16/07	(121,614)
(36)	Google, Inc., strike price $550, expires 12/24/07	(89,280)
(50,000)	Hannover Rueckversicherung AG, strike price 36.45 EUR, expires 11/12/07	(40,326)
(56,700)	Henkel KGaA, 1.38%, strike price 39.52 EUR, expires 11/06/07	(173,038)
(180)	HJ Heinz Co., strike price $47.25, expires 11/02/07	(12,701)
(450)	HJ Heinz Co., strike price $48.75, expires 11/08/07	(18,256)
(70,000)	Host Hotels & Resorts, Inc., strike price $27, expires 11/02/07	(1,820)
(43,000)	InBev N.V., strike price 60.42 EUR, expires 11/06/07	(152,501)
(1,150,000)	Industrial & Commercial Bank of China, strike price 4.12 HKD, expires 11/07/07	(116,613)
(1,785,000)	Industrial & Commercial Bank of China, strike price 4.47 HKD, expires 11/07/07	(114,861)
(120,000)	ING Groep N.V., strike price 33.01 EUR, expires 11/06/07	(140,110)
(209)	Intl. Business Machines Corp., strike price $120, expires 11/09/07	(50,812)
(12,600)	Intl. Business Machines Corp., strike price $122, expires 11/02/07	(22,515)
(280)	Johnson & Johnson, strike price $64.50, expires 11/02/07	(21,386)
(26,000)	K+S AG, strike price 109.10 EUR, expires 11/06/07	(247,269)
(12,000)	K+S AG, strike price 96.39 EUR, expires 08/02/07	(207,286)
(300,000)	Legal & General Group Plc, strike price 1.45 GBP, expires 11/12/07	(28,639)
(900,000)	Legal & General Group Plc, strike price 1.57 GBP, expires 11/06/07	(42,958)
(23,000)	Linde AG, strike price 90.33 EUR, expires 11/06/07	(109,687)
(471,000)	Lion Nathan Ltd., strike price 9.39 AUD, expires 11/07/07	(31,390)
(99,600)	Lion Nathan Ltd., strike price 9.44 AUD, expires 11/07/07	(6,078)
(165)	Loews Corp. - Carolina Group, strike price $80, expires 08/20/07	(7,425)
(250)	Loews Corp. - Carolina Group, strike price $81, expires 11/02/07	(51,943)
(14,000)	Loews Corp. - Carolina Group, strike price $81.25, expires 11/02/07	(25,431)
(215)	Loews Corp. - Carolina Group, strike price $82.50, expires 12/07/07	(44,941)
(17,300)	McDonald's Corp., strike price $52.25, expires 11/02/07	(17,255)
(870)	McDonald's Corp., strike price $52.50, expires 12/24/07	(130,500)
(68,000)	Merck & Co., Inc., strike price $53.70, expires 11/16/07	(92,813)
(225)	Merck & Co., Inc., strike price $55, expires 11/02/07	(19,928)
(250)	MGM Mirage, strike price $85, expires 09/24/07	(32,500)
(25,000)	MGM Mirage, strike price $90.83, expires 11/16/07	(42,013)
(43,000)	Microsoft Corp., strike price $31.57, expires 11/16/07	(27,271)
(870)	Microsoft Corp., strike price $32.63, expires 11/02/07	(26,822)
(213,000)	Milano Assicurazioni S.p.A., strike price 6.20 EUR, expires 11/06/07	(24,188)
(77,000)	Milano Assicurazioni S.p.A., strike price 7.14 EUR, expires 08/01/07	(1)
(26,000)	Molson Coors Brewing Co., strike price $94.25, expires 11/02/07	(61,607)
(36,000)	Motorola, Inc., strike price $20, expires 11/16/07	(8,852)
(130,000)	National Express Group Plc, strike price 12.30 GBP, expires 11/06/07	(83,412)
(68,000)	National Express Group Plc, strike price 12.41 GBP, expires 11/12/07	(37,429)
(10,700)	Nestle S.A., strike price 481.25 CHF, expires 11/06/07	(89,432)
(230,200)	New World Development Co. Ltd., strike price 20.31 HKD, expires 11/07/07	(28,437)
(1,160,000)	New World Development Co. Ltd., strike price 20.61 HKD, expires 11/07/07	(127,380)
(38,000)	Nike, Inc., strike price $60.25, expires 11/16/07	(63,973)
(250)	Nike, Inc., strike price $61, expires 11/02/07	(31,578)
(8,200)	Nintendo Co. Ltd., strike price 43,833 JPY, expires 11/20/07	(1,003,377)
(12,600)	Nintendo Co. Ltd., strike price 63,600 JPY, expires 10/22/07	(358,648)
(195)	Nippon Commercial Investment Corp., strike price 654,700 JPY, expires 11/20/07	(11,670)
(101,800)	Nordea Bank AB, strike price 114 SEK, expires 11/12/07	(56,430)
(25,000)	Nutreco Holding N.V., strike price 56.23 EUR, expires 11/06/07	(47,315)
(64,000)	Occidental Petroleum Corp., strike price $58.75, expires 11/16/07	(232,531)
(62,000)	Oriflame Cosmetics S.A., strike price 333.69 SEK, expires 11/12/07	(302,305)
(85,000)	Orkla ASA, strike price 100.92 NOK, expires 08/02/07	(154,260)
(170,000)	Orkla ASA, strike price 107.38 NOK, expires 11/06/07	(230,236)
(86,000)	Orkla ASA, strike price 116 NOK, expires 11/06/07	(62,530)
(153,000)	Partner Communications (ADR), strike price $18.09, expires 10/19/07	(84,762)
(67,700)	Partner Communications (ADR), strike price $18.19, expires 11/16/07	(47,492)

BlackRock World Investment Trust (BWC) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(555)	Pepco Holdings, Inc., strike price $30, expires 08/20/07	$(11,100)
(36,000)	Pepco Holdings, Inc., strike price $30.50, expires 11/16/07	(13,162)
(21,500)	PepsiCo, Inc., strike price $67.44, expires 11/16/07	(41,327)
(430)	PepsiCo, Inc., strike price $68, expires 11/02/07	(65,412)
(215)	PetroChina Co. Ltd. (ADR), strike price $140, expires 09/24/07	(269,180)
(32,000)	PetroChina Co. Ltd. (ADR), strike price $148.34, expires 11/16/07	(314,163)
(30,000)	Petroleo Brasileiro S.A. (ADR), strike price $55, expires 11/02/07	(339,960)
(34,000)	Petroleo Brasileiro S.A. (ADR), strike price $61.61, expires 11/16/07	(247,775)
(25,700)	Philippine Long Distance Telephone Co. (ADR), strike price $57.08, expires 11/02/07	(67,504)
(43,000)	Philippine Long Distance Telephone Co. (ADR), strike price $59.12, expires 08/14/07	(817)
(36,000)	Piraeus Bank S.A., strike price 27.27 EUR, expires 08/01/07	(5)
(75,400)	Piraeus Bank S.A., strike price 27.80 EUR, expires 11/06/07	(28,606)
(645)	Potash Corp. of Saskatchewan, strike price $100, expires 12/24/07	(232,200)
(36,000)	Potash Corp. of Saskatchewan, strike price $70, expires 11/02/07	(462,082)
(28,500)	Potash Corp. of Saskatchewan, strike price $80.67, expires 11/16/07	(182,967)
(360)	Procter & Gamble Co., strike price $64, expires 11/02/07	(56,304)
(24,000)	Procter & Gamble Co., strike price $65.28, expires 11/16/07	(31,541)
(70)	Public Service Enterprise Group, Inc., strike price $90.25, expires 11/02/07	(16,531)
(195)	Public Service Enterprise Group, Inc., strike price $94, expires 11/02/07	(29,156)
(32,000)	QBE Insurance Group Ltd., strike price 31.25 AUD, expires 11/20/07	(28,314)
(145,000)	QBE Insurance Group Ltd., strike price 32.56 AUD, expires 11/07/07	(77,359)
(91,000)	Repsol YPF S.A., strike price 27.76 EUR, expires 11/06/07	(211,044)
(20,000)	Roche Holdings AG, strike price 236.67 CHF, expires 11/06/07	(30,787)
(16,000)	RWE AG, strike price 84 EUR, expires 11/06/07	(37,908)
(11,000)	RWE AG, strike price 85.73 EUR, expires 11/27/07	(24,766)
(38,000)	SBM Offshore N.V., strike price 26.67 EUR, expires 08/03/07	(189,680)
(68,000)	SBM Offshore N.V., strike price 28.14 EUR, expires 11/06/07	(279,058)
(27,000)	Schneider Electric S.A., strike price 110 EUR, expires 11/27/07	(88,538)
(50,000)	Scottish & Southern Energy Plc, strike price 15.31 GBP, expires 08/01/07	(1)
(100,000)	Scottish & Southern Energy Plc, strike price 15.49 GBP, expires 11/01/07	(89,369)
(26,000)	Siemens AG, strike price 103 EUR, expires 11/27/07	(127,675)
(1,030,000)	Singapore Telecommunications Ltd., strike price 3.55 SGD, expires 11/07/07	(98,331)
(147,000)	Skanska AB, B Shares, strike price 160 SEK, expires 11/06/07	(62,178)
(159,808)	Smiths Group Plc, strike price 11.75 GBP, expires 08/01/07	(3)
(30,000)	Societe Generale, strike price 152.50 EUR, expires 11/27/07	(49,147)
(2,034,000)	SP AusNet, strike price 1.47 AUD, expires 11/07/07	(16,988)
(411,800)	SP AusNet, strike price 1.52 AUD, expires 11/07/07	(1,544)
(197,000)	St. George Bank Ltd., strike price 36.60 AUD, expires 11/07/07	(86,885)
(58,000)	St. Jude Medical, Inc., strike price $45.30, expires 11/16/07	(121,023)
(240)	Starwood Hotels & Resorts Worldwide, Inc., strike price $75, expires 08/20/07	(7,200)
(370)	Starwood Hotels & Resorts Worldwide, Inc., strike price $75, expires 11/19/07	(64,750)
(362,000)	Storebrand ASA, strike price 94.81 NOK, expires 11/06/07	(225,319)
(310)	Stryker Corp., strike price $70, expires 09/24/07	(9,300)
(110)	Stryker Corp., strike price $70, expires 12/24/07	(19,800)
(310)	Sunoco, Inc., strike price $80, expires 11/19/07	(52,700)
(110,000)	Svenska Cellulosa AB, B Shares, strike price 118.44 SEK, expires 11/06/07	(106,949)
(87,000)	Svenska Cellulosa AB, B Shares, strike price 118.45 SEK, expires 08/02/07	(24,124)
(13,400)	Syngenta AG, strike price 232.75 CHF, expires 11/06/07	(109,476)
(195,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 11/16/07	(53,489)
(975)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $12, expires 11/09/07	(8,307)
(270)	Teck Cominco Ltd., Class B, strike price 48 CAD, expires 11/19/07	(97,441)
(63,000)	Teck Cominco Ltd., Class B, strike price 53.25 CAD, expires 11/16/07	(94,612)
(250)	TELUS Corp., strike price 64 CAD, expires 08/18/07	(4,687)
(65,000)	TELUS Corp., strike price 66 CAD, expires 11/16/07	(78,398)
(90)	Textron, Inc., strike price $110, expires 12/24/07	(101,700)
(19,000)	Textron, Inc., strike price $113, expires 11/16/07	(132,453)
(49,000)	Total S.A., strike price 57.22 EUR, expires 11/06/07	(236,235)
(178,000)	Truworths Intl. Ltd., strike price 36.99 ZAR, expires 11/06/07	(53,009)
(104,000)	Truworths Intl. Ltd., strike price 41.76 ZAR, expires 11/06/07	(8,773)
(55,000)	UBS AG, strike price 83.46 CHF, expires 11/06/07	(6,238)
(16,452)	Unibail-Rodamco, strike price 210.61 EUR, expires 11/27/07	(59,964)
(391,000)	UniCredito Italiano S.p.A., strike price 7.58 EUR, expires 08/01/07	(5)
(133,000)	Unilever N.V., strike price 22.31 EUR, expires 08/01/07	(20,999)
(610,000)	Unipol S.p.A., 3.56%, strike price 2.54 EUR, expires 11/06/07	(28,542)
(379,832)	Unipol S.p.A., 3.56%, strike price 2.73 EUR, expires 08/01/07	(5)
(332,000)	United Overseas Bank Ltd., strike price 22.85 SGD, expires 11/07/07	(215,952)
(33,500)	United Overseas Bank Ltd., strike price 23.83 SGD, expires 11/20/07	(15,469)
(104,700)	United Utilities Plc, strike price 7.89 GBP, expires 08/01/07	(2)
(190,700)	United Utilities Plc, strike price 8.04 GBP, expires 11/06/07	(8,676)
(445)	Vodafone Group Plc (ADR), strike price $29.63, expires 11/02/07	(90,909)

BlackRock World Investment Trust (BWC) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(18,000)	Vodafone Group Plc (ADR), strike price $33, expires 11/16/07	$(11,885)
(240)	Vodafone Group Plc (ADR), strike price $35, expires 10/22/07	(6,000)
(75,000)	Wartsila Oyj, B Shares, strike price 49.42 EUR, expires 08/02/07	(223,776)
(495)	Waters Corp., strike price $65, expires 08/20/07	(4,950)
(630)	Yum! Brands, Inc., strike price $34, expires 11/02/07	(59,214)
(43,000)	Yum! Brands, Inc., strike price $35.01, expires 11/16/07	(33,093)
(20,000)	Zimmer Holdings, Inc., strike price $90.50, expires 11/16/07	(18,498)
	Total Outstanding Call Options Written (premium received $(23,051,609))	(19,849,459)
Total Investments net of outstanding options written—97.8%		$873,765,778
Other assets in excess of liabilities—2.2%		19,543,677
Net Assets—100.0%		$893,309,455

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Represents current yield as of July 31, 2007.
[3]	Cost for federal income tax purposes is $798,082,809. The net unrealized appreciation on a tax basis is $95,532,428, consisting of $108,036,555 gross unrealized appreciation and $12,504,127 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Investment Trust

		By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock World Investment Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock World Investment Trust

Date: September 20, 2007

		By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock World Investment Trust

Date: September 20, 2007